CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, fair value	$ 7,055,499	$ 6,002,399
Loan, allowance for loan losses	$ 4,726,618	$ 4,510,938
Preferred stock, no par value	$ 0	$ 0
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	17,123	17,123
Preferred stock, outstanding	17,123	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,133,596	3,092,566
Common stock, shares, outstanding	3,133,596	3,092,566